Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2020
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended
	December 31,
	2018	2019	2020
Brokers’ commissions on revenue	7,555	7,527	7,050
Bunkers’ consumption and other voyage expenses	12,819	16,245	14,833
Total	20,374	23,772	21,883